Shareholders Equity (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended							12 Months Ended
	Apr. 02, 2013 ILS	Dec. 31, 2012 USD ($) ShareBasedCompensationPlan	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 01, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 2006 Plan [Member]	Dec. 31, 2012 Old Plans [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2008 Performance Shares [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares received per every 10 shares held	1
Number of shares exchanged per every share	10
Authorized share capital	1,200,800	$ 168	$ 166
Ordinary shares, par value	0.10				0.01	0.1	0.1
Ordinary shares, authorized	12,008,000	12,008,000	12,008,000
Number of plans		6
Shares reserved for issuance		3,488,650						150,000
Shares available for issuance, percentage of total outstanding shares								4.00%
Vesting period		4 years										3 years
Options granted		305,650								20,000	96,300
Options forfeited		580,985								8,700
Options expiration period		6 years							10 years
Shares available for future grants		1,196,618
Weighted average grant date fair value of options granted		$ 2.90	$ 9.20	$ 24.40
Weighted average grant date fair value of options vested		$ 12.50
Instrinsic value, options exercised		368	107	169
Unrecognized compensation cost		1,089
Unrecognized compensation cost, recognition period		4 years
Fair value of shares vested		$ 127	$ 553	$ 313